CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 14, 2020	Jan. 13, 2020
Current assets:
Cash	$ 1,446,391	$ 1,643,079
Prepaid expenses	366,791	465,063
Total current assets	1,813,182	2,108,142
Investments held in Trust Account	414,039,090	414,028,653
Total Assets	415,852,272	416,136,795
Current liabilities:
Accrued expenses	1,141,145	217,145
Accounts payable	775,431	872,438
Total current liabilities	1,934,148	1,089,583
Deferred legal fees	947,087	947,087
Deferred underwriting commissions	14,490,000	14,490,000
Total Liabilities	17,371,235	16,526,670
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 39,461,012 shares subject to possible redemption at $10.00 per share	393,481,030	394,610,120
Shareholders' Equity:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	6,293,998	5,164,919
Accumulated deficit	(1,295,731)	(166,643)
Total shareholders' equity	5,000,007	5,000,005	$ 2,223	$ 0	$ 0
Total Liabilities and Shareholders' Equity	415,852,272	416,136,795
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	205	194
Class B ordinary shares
Shareholders' Equity:
Ordinary shares	$ 1,535	$ 1,535